Provisions - Summary of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Provisions [Line Items]
Beginning Balance	€ 3,499	€ 4,384
Arising during the year	2,572	4,462
Utilized	(428)	(745)
Unused amounts reversed	(131)	(4,696)
Exchange rate difference	40	94
Ending Balance	5,552	3,499
Current	0	0
Non-current	5,552	3,499
Provision For Warranty
Disclosure Of Other Provisions [Line Items]
Beginning Balance	1,061	1,061
Arising during the year	90	65
Utilized	(49)	0
Unused amounts reversed	0	(65)
Exchange rate difference	0	0
Ending Balance	1,102	1,061
Current	0	0
Non-current	1,102	1,061
Decommissioning
Disclosure Of Other Provisions [Line Items]
Beginning Balance	591	523
Arising during the year	27	23
Utilized	0	0
Unused amounts reversed	0	0
Exchange rate difference	36	45
Ending Balance	654	591
Current	0	0
Non-current	654	591
Provision For Legal and Sundry Risks
Disclosure Of Other Provisions [Line Items]
Beginning Balance	572	1,664
Arising during the year	2,373	4,235
Utilized	(114)	(745)
Unused amounts reversed	(63)	(4,631)
Exchange rate difference	2	49
Ending Balance	2,770	572
Current	0	0
Non-current	2,770	572
Provision For Agents and Directors Severance Indemnity
Disclosure Of Other Provisions [Line Items]
Beginning Balance	1,275	1,136
Arising during the year	82	139
Utilized	(265)	0
Unused amounts reversed	(68)	0
Exchange rate difference	2	0
Ending Balance	1,026	1,275
Current	0	0
Non-current	€ 1,026	€ 1,275